TimesSquare Quality Mid Cap Growth ETF
Schedule of Investments
August 31, 2026 (Unaudited)
1
Shares Value
Common Stocks — 99.9%
Communication Services — 3.1%
Take-Two Interactive Software, Inc.* ............................................................................. 6,287 $ 1,381,254
Consumer Discretionary — 6.7%
DoorDash , Inc., Class A* ........................................................................................ 6,659 1,543,157
Ross Stores, Inc. ............................................................................................... 6,533 1,493,052
Total Consumer Discretionary 3,036,209
Consumer Staples — 4.3%
Casey's General Stores, Inc. .................................................................................... 1,844 1,387,075
Performance Food Group Co.* .................................................................................. 5,446 540,080
Total Consumer Staples 1,927,155
Energy — 6.6%
Cameco Corp. ................................................................................................. 15,118 1,493,053
Targa Resources Corp. ......................................................................................... 3,395 996,942
Weatherford International PLC .................................................................................. 5,209 509,284
Total Energy 2,999,279
Financials — 5.6%
Evercore, Inc., Class A .......................................................................................... 4,778 1,368,563
Interactive Brokers Group, Inc., Class A ......................................................................... 6,832 664,685
Robinhood Markets, Inc., Class A* .............................................................................. 4,578 479,820
Total Financials 2,513,068
Health Care — 14.2%
Encompass Health Corp. ....................................................................................... 12,111 1,455,863
IDEXX Laboratories, Inc.* ....................................................................................... 2,517 1,401,189
Insmed , Inc.* ................................................................................................... 7,542 918,767
Ionis Pharmaceuticals, Inc.* ..................................................................................... 24,851 1,500,006
Repligen Corp.* ................................................................................................ 2,544 460,413
Veeva Systems, Inc., Class A* .................................................................................. 2,310 659,944
Total Health Care 6,396,182
Industrials — 22.6%
Axon Enterprise, Inc.* .......................................................................................... 1,465 830,010
Carpenter Technology Corp. .................................................................................... 3,048 1,452,128
Cintas Corp. ................................................................................................... 4,234 854,379
Comfort Systems USA, Inc. ..................................................................................... 975 1,506,980
Curtiss-Wright Corp. ............................................................................................ 2,166 1,261,760
EMCOR Group, Inc. ............................................................................................ 2,128 1,563,101
Verisk Analytics, Inc. ............................................................................................ 6,627 1,284,180
Vertiv Holdings Co., Class A ..................................................................................... 5,474 1,416,233
Total Industrials 10,168,771
Information Technology — 30.9%
Astera Labs, Inc.* .............................................................................................. 5,246 1,557,957
Dynatrace, Inc.* ................................................................................................ 23,697 1,293,619
JFrog , Ltd.* .................................................................................................... 17,147 1,715,900
Lattice Semiconductor Corp.* ................................................................................... 10,732 1,237,829
Lumentum Holdings, Inc.* ....................................................................................... 494 451,892
MACOM Technology Solutions Holdings, Inc.* ................................................................... 4,440 1,171,405

TimesSquare Quality Mid Cap Growth ETF
Schedule of Investments
(Continued)
August 31, 2026 (Unaudited)
2
Shares Value
Common Stocks — 99.9% (continued)
Information Technology — 30.9%
MKS, Inc. ...................................................................................................... 4,885 $ 1,251,732
Monolithic Power Systems, Inc. ................................................................................. 367 465,272
Samsara, Inc., Class A* ......................................................................................... 38,042 1,554,016
ServiceTitan , Inc., Class A* ..................................................................................... 16,351 1,603,052
Snowflake, Inc.* ................................................................................................ 4,891 1,621,024
Total Information Technology 13,923,698
Materials — 2.1%
James Hardie Industries PLC* .................................................................................. 16,259 483,055
Martin Marietta Materials, Inc. ................................................................................... 910 472,017
Total Materials 955,072
Real Estate — 1.8%
CBRE Group, Inc., Class A* ..................................................................................... 5,552 809,537
Utilities — 2.0%
NRG Energy, Inc. ............................................................................................... 8,323 916,529
Total Common Stocks
(Cost $42,237,414) 45,026,754
Money Market Funds — 0.1%
Dreyfus Government Cash Management, Institutional Class, 3.56%
(a)
(Cost $50,313) ................................................................................................. 50,313 50,313
Total Investments — 100.0%
(Cost $42,287,727) $ 45,077,067
Other Assets and Liabilities,
Net — 0.0%
†
(11,544)
Net Assets — 100.0% $ 45,065,523
_______________
* Non-income producing security.
† Less than 0.05%.
(a)
Reflects the 7-day yield at August 31, 2026.
PLC : Public Limited Company